Notes to the consolidated statements of income - Net operating loss carryforwards (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Income Tax Disclosure
Net operating loss carryforwards	€ 957,431	€ 903,918
Unused tax losses for which no deferred tax asset recognized	731,303	618,315
Unutilized notional interest deductions for which no deferred tax asset is recognised	311,867	230,218	$ 323,999	$ 254,390
Deferred tax liabilities of foreign subsidiaries	8,643	8,363
Undistributed earnings of foreign subsidiaries for which no deferred tax recognized	€ 9,558,889	8,631,647
Percentage of dividends and capital gain tax free	95.00%
Current tax expense (income), related to Pillar Two income taxes	€ 5,702
Less than 1 year
Income Tax Disclosure
Net operating loss carryforwards	13,993	13,926
Later Than One Year And Not Later Than Two Years
Income Tax Disclosure
Net operating loss carryforwards	32,500	32,348
Later Than Two Years And Not Later Than Three Years
Income Tax Disclosure
Net operating loss carryforwards	49,674	42,129
Later Than Three Years And Not Later Than Four Years
Income Tax Disclosure
Net operating loss carryforwards	34,646	46,337
Later Than Four Years And Not Later Than Five Years
Income Tax Disclosure
Net operating loss carryforwards	89,237	48,447
Later Than Five Years And Not Later Than Six Years
Income Tax Disclosure
Net operating loss carryforwards	23,492	57,160
Later Than Six Years And Not Later Than Seven Years
Income Tax Disclosure
Net operating loss carryforwards	12,357	24,281
Later Than Seven Years And Not Later Than Eight Years
Income Tax Disclosure
Net operating loss carryforwards	5,175	4,311
Later Than Eight Years And Not Later Than Nine Years
Income Tax Disclosure
Net operating loss carryforwards	2,127	2,547
Later than nine years
Income Tax Disclosure
Net operating loss carryforwards	202,457	174,267
Without expiration date
Income Tax Disclosure
Net operating loss carryforwards	€ 491,773	€ 458,165